As filed with the Securities and Exchange Commission on September 16, 2021

Securities Act of 1933	File No. 333-228904
Investment Company Act of 1940	File No. 811-23404

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☐ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 5

and/or

☐ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 7

____________________________________________

North Capital Funds Trust
(Exact Name of Registrant as Specified in Charter)

623 E. Fort Union Blvd., Suite 101
Salt Lake City, UT 84047
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 625-7768

_______________________________________________________________

 THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange St.

Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

614-469-3265 (phone)

614-469-3361 (fax)

It is proposed that the filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and state of Colorado, on the 16th day of September, 2021.

North Capital Funds Trust
By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Name	Title	Date
James P. Dowd*	Trustee and President (Principal Executive Officer)	September 16, 2021

Christopher Kellett*	Treasurer (Principal Financial and Accounting Officer)	September 16, 2021

Karen Fleck*	Trustee	September 16, 2021

Nivine Richie*	Trustee	September 16, 2021

David Wieder*	Trustee	September 16, 2021

*	By:	/s/ JoAnn M. Strasser
	Name:	JoAnn M. Strasser
Pursuant to Power of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase